INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENT IN UNCONSOLIDATED AFFILIATES
Schedule of ownership percentage and investment in unconsolidated affiliates

        Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2015	2014
Equity Method:
Louisiana Pigment Company, L.P. (50%)	$84	$91
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(1)	116	100
Nanjing Jinling Huntsman New Material Co., Ltd. (49%)	120	122
Jurong Ningwu New Materials Development Co., Ltd. (30%)	18	16
Nippon Aqua Co., Ltd. (15%)(2)	—	12

Total equity method investments	338	341
Cost Method:
International Diol Company (4%)	5	5
White Mountain Titanium Corporation (3%)	3	3
Others	1	1

Total investments	$347	$350

(1)	We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.
(2)

As of April 1, 2015, we no longer exercise significant influence in our investment in Nippon Aqua Co., Ltd., for which we previously accounted using the equity method. Consequently, we now account for this investment at fair value as an available-for-sale equity security. See "Note 16. Fair Value."